Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
(8)	RELATED PARTY TRANSACTIONS

Carlyle Group L.P. and its affiliates (“Carlyle”)

We entered into a consulting agreement with Carlyle Investment Management L.L.C. (“Carlyle Investment”), an affiliate of Carlyle, pursuant to which Carlyle Investment provides certain consulting services to Axalta. Under this agreement, subject to certain conditions, we were required to pay an annual consulting fee to Carlyle Investment of $3.0 million payable in equal quarterly installments and reimburse Carlyle Investment for out-pocket expenses incurred in providing the consulting services. During the three and six months ended June 30, 2014, we recorded expense of $0.8 million and $1.6 million, respectively, related to this consulting agreement. During the three and six months ended June 30, 2015, we recorded no expense as a result of the termination of the consulting agreement upon completion of the IPO in November 2014.

Service King Collision Repair

Service King Collision Repair, a portfolio company of Carlyle, has purchased products from our distributors in the past and may continue to do so in the future. During the third quarter of 2014, Carlyle sold their majority interest in Service King Collision Repair, thus making the entity no longer a related party. Related party sales prior to this transaction were $2.0 million and $4.0 million for the three and six months ended June 30, 2014, respectively.

(12)	RELATED PARTY TRANSACTIONS

Carlyle Group L.P. and its affiliates (“Carlyle”)

We entered into a consulting agreement with Carlyle Investment Management L.L.C. (“Carlyle Investment”), an affiliate of Carlyle pursuant to which Carlyle Investment provides certain consulting services to Axalta. Under this agreement, subject to certain conditions, we were required to pay an annual consulting fee to Carlyle Investment of $3.0 million payable in equal quarterly installments and reimburse Carlyle Investment for out-pocket expenses incurred in providing the consulting services. During the Successor year ended December 31, 2014, we recorded expense of $3.2 million in regular monthly management fees and out of pocket costs as well as a $13.4 million pre-tax charge related to the termination of the agreement upon completion of the IPO.

During the Successor year ended December 31, 2013, we recorded expense of $3.1 million related to this consulting agreement. In addition, Carlyle Investment received a one-time fee of $35.0 million upon effectiveness of the Acquisition for services rendered in connection with the Acquisition and related acquisition financing. Of this amount, $21.0 million was recorded as merger and acquisition expenses in the Successor year ended December 31, 2013, and $14.0 million was recorded as a component of deferred financing costs, which is amortized to interest expense.

Service King Collision Repair

Service King Collision Repair, a portfolio company of funds affiliated with Carlyle, has purchased products from our distributors in the past and may continue to do so in the future. During the third quarter 2014, Carlyle sold their majority interest in Service King Collision Repair, thus making the entity no longer a related party. Related party sales prior to this transaction were $4.0 million and $2.0 million for the Successor years ended December 31, 2014 and 2013, respectively. During the Predecessor period from January 1, 2013 through January 31, 2013 sales to Service King Collision Repair were immaterial.

Other

A director of the Company is the Chairman and Chief Executive Officer of an international management consulting firm focused on the automotive and industrial sectors. In connection with the Acquisition, we incurred consulting fees and expenses from the consulting firm of approximately $2.1 million, of which $0.1 million was incurred in the Successor year ended December 31, 2013 and the remainder was incurred in the Successor period from August 24, 2012 through December 31, 2012. As part of the compensation for the consulting services, we granted the consulting firm a stock option award to purchase up to 352,143 of our common shares which had a fair value of approximately $0.5 million.